Financial instruments risks - Summary of Credit Quality of Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Financial assets	$ 28,583,333,619	$ 20,193,284,959
Stage 1
Disclosure of internal credit grades [line items]
Financial assets	26,389,844,526	15,934,783,088
Stage 2
Disclosure of internal credit grades [line items]
Financial assets	1,446,028,615	4,108,842,406
Stage 3
Disclosure of internal credit grades [line items]
Financial assets	747,460,478	149,659,465
Cash and cash equivalents
Disclosure of internal credit grades [line items]
Financial assets	3,423,939,785	1,370,888,970
Cash and cash equivalents | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	3,423,939,785	1,370,888,970
Wholesale
Disclosure of internal credit grades [line items]
Financial assets	11,783,051,831	7,713,484,573
Wholesale | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	11,031,779,549	7,446,313,888
Wholesale | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	595,929,436	246,773,088
Wholesale | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	155,342,846	20,397,597
Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	9,708,124,200	7,660,266,717
Consumer loans | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	8,265,907,389	7,019,374,689
Consumer loans | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	850,099,179	511,630,160
Consumer loans | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	592,117,632	129,261,868
Debt securities
Disclosure of internal credit grades [line items]
Financial assets	3,668,217,803	3,448,644,699
Debt securities | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	3,668,217,803	98,205,541
Debt securities | Stage 2
Disclosure of internal credit grades [line items]
Financial assets		3,350,439,158
Low Risk | Cash and cash equivalents | BCRA Unrestricted Current Account
Disclosure of internal credit grades [line items]
Financial assets	3,423,939,785	1,370,888,970
Low Risk | Cash and cash equivalents | BCRA Unrestricted Current Account | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	$ 3,423,939,785	1,370,888,970
Low Risk | Cash and cash equivalents | BCRA Unrestricted Current Account | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Low Risk | Wholesale
Disclosure of internal credit grades [line items]
Financial assets	$ 11,331,047,001	6,934,810,219
Low Risk | Wholesale | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	10,830,957,606	6,793,661,874
Low Risk | Wholesale | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	$ 500,089,395	141,148,345
Low Risk | Wholesale | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	4.00%
Low Risk | Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	$ 7,158,411,678	5,911,490,874
Low Risk | Consumer loans | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	6,954,353,217	5,726,712,819
Low Risk | Consumer loans | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	$ 204,058,461	184,778,055
Low Risk | Consumer loans | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Medium Risk | Wholesale
Disclosure of internal credit grades [line items]
Financial assets	$ 270,964,230	567,154,530
Medium Risk | Wholesale | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	175,124,189	483,641,140
Medium Risk | Wholesale | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	$ 95,840,041	83,513,390
Medium Risk | Wholesale | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	4.00%
Medium Risk | Wholesale | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	24.00%
Medium Risk | Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	$ 1,811,681,952	1,556,241,652
Medium Risk | Consumer loans | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	1,288,504,502	1,277,569,489
Medium Risk | Consumer loans | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	$ 523,177,450	278,672,163
Medium Risk | Consumer loans | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	2.30%
Medium Risk | Consumer loans | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	29.00%
High Risk | Wholesale
Disclosure of internal credit grades [line items]
Financial assets	$ 25,697,754	191,122,227
High Risk | Wholesale | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	$ 25,697,754	169,010,874
High Risk | Wholesale | Stage 2
Disclosure of internal credit grades [line items]
Financial assets		22,111,353
High Risk | Wholesale | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	24.00%
High Risk | Wholesale | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
High Risk | Consumer loans
Disclosure of internal credit grades [line items]
Financial assets	$ 145,912,938	63,272,323
High Risk | Consumer loans | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	23,049,670	15,092,381
High Risk | Consumer loans | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	$ 122,863,268	48,179,942
High Risk | Consumer loans | Min
Disclosure of internal credit grades [line items]
Percentage of credit risk	29.00%
High Risk | Consumer loans | Max
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Non Performing | Wholesale
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Financial assets	$ 155,342,846	20,397,597
Non Performing | Wholesale | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	$ 155,342,846	20,397,597
Non Performing | Consumer loans
Disclosure of internal credit grades [line items]
Percentage of credit risk	100.00%
Financial assets	$ 592,117,632	129,261,868
Non Performing | Consumer loans | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	592,117,632	129,261,868
BCRA securities (B) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	35,273,203	48,802,895
BCRA securities (B) | Debt securities | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	35,273,203	48,802,895
Government securities (CCC+) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	3,589,801,816	3,350,439,283
Government securities (CCC+) | Debt securities | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	3,589,801,816	125
Government securities (CCC+) | Debt securities | Stage 2
Disclosure of internal credit grades [line items]
Financial assets		3,350,439,158
Corporate bonds (B) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	4,846,723	6,928,150
Corporate bonds (B) | Debt securities | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	4,846,723	6,928,150
Corporate bonds (B+) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	3,353,010	41,891,617
Corporate bonds (B+) | Debt securities | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	3,353,010	41,891,617
Corporate Bonds (BB-) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	7,599,602	582,754
Corporate Bonds (BB-) | Debt securities | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	7,599,602	$ 582,754
Corporate Bonds (BB) | Debt securities
Disclosure of internal credit grades [line items]
Financial assets	27,343,449
Corporate Bonds (BB) | Debt securities | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	$ 27,343,449